COSTS AND EXPENSES BY NATURE - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COSTS AND EXPENSES BY NATURE
Raw materials	R$ (7,134,069)	R$ (7,291,453)	R$ (6,588,465)
Commodity cost (natural gas)	(12,083,199)	(11,919,415)	(13,892,505)
Electricity purchased for resale			(260,891)
Railroad transport and port elevation expenses	(3,129,514)	(2,696,333)	(3,074,624)
Other transport	(484,136)	(523,747)	(137,255)
Depreciation and amortization	(3,868,583)	(3,364,943)	(3,014,480)
Personnel expenses	(3,115,478)	(2,893,919)	(2,498,912)
Construction cost	(1,602,284)	(1,494,141)	(1,217,818)
Expenses with third-party services	(901,372)	(952,294)	(888,195)
Selling expenses	(42,815)	(37,451)	(23,505)
Cost of properties sold (Note 10.5)	(746,956)	(153,470)	(550,432)
Other	(1,548,827)	(1,101,274)	(1,444,083)
Total expenses by nature	(34,657,233)	(32,428,440)	(33,591,165)
Cost of sales	(30,236,061)	(28,549,896)	(30,556,819)
Selling expenses	(1,575,890)	(1,350,570)	(1,276,279)
General and administrative expenses	(2,845,282)	(2,527,974)	(1,758,067)
Total cost and expenses	R$ (34,657,233)	R$ (32,428,440)	R$ (33,591,165)